PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	6 Months Ended
Jun. 30, 2026
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Summary of property, equipment and software

	As of
	December 31,	As of June 30,
	2025	2026
	US$	US$
Machinery and laboratory equipment	5,232,597	5,390,653
Leasehold improvements	1,054,204	869,514
Electronic equipment	1,818,366	1,931,764
Furniture and tools	50,035	85,288
Vehicles	43,635	46,249
Software	364,586	369,119
Total property, equipment and software	8,563,423	8,692,587
Less: accumulated depreciation and amortization	(7,846,049)	(7,975,971)
Net book value	717,374	716,616